As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.41%	Value
	Apartments - 10.02%
3,199	American Campus Communities, Inc.	$87,525
1,985	AvalonBay Communities, Inc.	191,592
781	Camden Property Trust	39,206
1,310	Post Properties, Inc.	50,592
		368,915
	Diversified - 11.68%
7,226	Digital Realty Trust, Inc.	256,523
3,899	Mission West Properties, Inc.	36,846
1,588	Vornado Realty Trust	136,901
		430,270
	Health Care - 12.79%
6,737	Nationwide Health Properties, Inc.	227,374
5,429	Ventas, Inc.	243,816
		471,190
	Hotels - 2.95%
4,826	Host Hotels & Resorts, Inc.	76,830
1,992	Sunstone Hotel Investors, Inc.	31,892
		108,722
	Manufactured Homes - 2.64%
1,967	Equity Lifestyle Properties, Inc.	97,111
	Mortgage - 2.72%
4,790	Gramercy Capital Corp.	100,255
	Office Property - 14.66%
2,252	Alexandria Real Estate Equities, Inc.	208,805
2,065	Boston Properties, Inc.	190,125
1,730	SL Green Realty Corp.	140,943
		539,873
	Regional Malls - 10.68%
2,317	General Growth Properties, Inc.	88,440
475	Macerich Co.	33,378
2,925	Simon Property Group, Inc.	271,762
		393,580
	Shopping Centers - 19.44%
8,468	Acadia Realty Trust	204,502
3,339	Federal Realty Investment Trust	260,275
2,778	Kimco Realty Corp.	108,814
2,198	Regency Centers Corp.	142,343
		715,934
	Storage - 3.07%
1,277	Public Storage, Inc.	113,168
	Warehouse/Industrial - 7.76%
951	AMB Property Corp.	51,753
3,978	ProLogis	234,145
		285,898

	TOTAL COMMON STOCKS (Cost $3,995,930)	3,624,916

Shares	SHORT-TERM INVESTMENTS - 1.75%	Value
64,206	AIM STIT-STIC Prime Portortfolio	64,206
	TOTAL SHORT-TERM INVESTMENTS (Cost $64,206)	64,206

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,060,136) - 100.16%	3,689,122
	Liabilities in Excess of Other Assets - (0.16)%	(5,740)
	NET ASSETS - 100.00%	$3,683,382

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$4,071,988

Gross unrealized appreciation	$77,761
Gross unrealized depreciation	(460,627)
Net unrealized depreciation	$(382,866)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$3,689,122	$3,689,122	$—	$—
Total	$3,689,122	$3,689,122	$—	$—

Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 95.88%	Value
	Aerospace & Defense - 3.25%
12,011	Herley Industries, Inc. (a)	$124,194
9,420	MTC Technologies, Inc. (a)	224,008
6,464	Triumph Group, Inc.	367,995
		716,197
	Auto Components - 0.83%
9,381	Aftermarket Technology Corp. (a)	182,367
	Automobiles - 0.27%
3,577	Winnebago Industries, Inc.	60,451
	Chemicals - 3.25%
2,070	CF Industries Holdings, Inc.	214,493
8,174	Innospec, Inc.	173,289
11,135	Sensient Technologies Corp.	328,371
		716,153
	Commercial Banks - 13.51%
16,635	Banco Latinoamericano de Exportaciones S.A. (b)	256,179
10,355	Capitol Bancorp Ltd.	218,905
22,836	Citizens Republic Bancorp, Inc.	283,851
9,188	East West Bancorp, Inc.	163,087
22,270	First BanCorp	226,263
6,275	First Charter Corp.	167,605
15,142	First Commonwealth Financial Corp.	175,496
12,968	FNB United Corp.	136,164
8,600	Frontier Financial Corp.	152,048
6,120	Greene Bancshares, Inc.	108,263
3,635	IBERIABANK Corp.	160,849
16,481	National Penn Bancshares, Inc.	299,789
11,273	Republic Bancorp Inc. - Class A	212,834
10,295	Royal Bancshares of Pennsylvania, Inc. - Class A	148,969
10,322	TCF Financial Corp.	184,970
8,654	Vineyard National Bancorp Co.	70,271
9,337	W Holding Co., Inc.	11,111
		2,976,654
	Commercial Services & Supplies - 3.68%
7,364	Jackson Hewitt Tax Service, Inc.	84,465
10,697	Korn/Ferry International (a)	180,779
5,993	Steiner Leisure Ltd. (a)(b)	197,769
9,381	Trueblue, Inc. (a)	126,081
4,647	United Stationers, Inc. (a)	221,662
		810,756
	Communications Equipment - 0.52%
19,727	Arris Group, Inc. (a)	114,811
	Computers & Peripherals - 0.16%
1,478	Synaptics, Inc. (a)	35,295
	Construction & Engineering - 0.85%
5,728	URS Corp. (a)	187,248
	Diversified Financial Services - 0.65%
21,130	Encore Capital Group, Inc. (a)	143,684
	Diversified Telecommunication Services - 0.55%
7,890	SureWest Communications	121,979
	Electric Utilities - 1.09%
11,231	PNM Resources, Inc.	140,051
4,437	Portland General Electric Co.	100,054
		240,105
	Electrical Equipment - 1.25%
5,633	Preformed Line Products Co.	274,214
	Electromedical & Electrotherapeutic Apparatus - 0.81%
12,187	Syneron Medical Ltd. (a)(b)	177,321
	Electronic Equipment & Instruments - 3.85%
13,896	Brightpoint, Inc. (a)	116,171
7,071	ScanSource, Inc. (a)	255,899
13,326	SYNNEX Corp. (a)	282,778
6,903	Watts Water Technologies, Inc. - Class A	193,491
		848,339
	Energy Equipment & Services - 0.75%
1,929	SEACOR Holdings, Inc. (a)	164,659
	Food & Staples Retailing - 0.51%
3,303	Nash Finch Co.	112,236
	Food Products - 1.08%
10,388	Treehouse Foods, Inc. (a)	237,470
	Gas Utilities - 2.78%
7,364	Atmos Energy Corp.	187,782
6,050	Laclede Group, Inc.	215,562
6,707	New Jersey Resources Corp.	208,252
		611,596
	Health Care Equipment & Supplies - 1.06%
5,875	Orthofix International N.V. (a)(b)	233,649
	Health Care Providers & Services - 1.77%
14,451	Healthspring, Inc. (a)	203,470
8,529	Kindred Healthcare, Inc. (a)	186,529
		389,999
	Hotels, Restaurants & Leisure - 0.66%
8,242	Monarch Casino & Resort, Inc. (a)	145,966
	Industrial Conglomerates - 1.28%
15,518	Tredegar Corp.	282,583
	Information Retrieval Services - 1.69%
31,388	Greenfield Online, Inc. (a)	372,262
	Insurance - 6.13%
9,059	American Physicians Capital, Inc.	419,975
16,130	Fidelity National Title Group, Inc. - Class A	295,663
3,770	Infinity Property & Casualty Corp.	156,832
8,786	IPC Holdings, Ltd. (b)	246,008
6,799	Safety Insurance Group, Inc.	232,050
		1,350,528
	Internet Software & Services - 1.98%
8,455	Avocent Corp. (a)	142,890
28,001	Internet Capital Group, Inc. - Class A (a)	293,170
		436,060
	IT Services - 2.27%
11,954	ICF International, Inc. (a)	239,678
17,359	Perot Systems Corp. - Class A (a)	261,079
		500,757
	Leisure Equipment & Products - 1.47%
11,749	JAKKS Pacific, Inc. (a)	323,920
	Machinery - 2.54%
6,225	EnPro Industries, Inc. (a)	194,158
8,397	Gehl Co. (a)	142,245
7,483	Timken Co.	222,395
		558,798
	Media - 2.26%
13,385	Corus Entertainment, Inc. - Class B (b)	235,978
8,150	Getty Images, Inc. (a)	260,800
		496,778
	Metals & Mining - 1.25%
3,883	Schnitzer Steel Industries, Inc. - Class A	275,771
	Multi-line Retail - 0.33%
4,384	Conn's, Inc. (a)	71,503
	Multi-Utilities & Unregulated Power - 0.87%
4,121	Integrys Energy Group, Inc.	192,204
	Oil & Gas Exploration & Production - 1.92%
9,395	Swift Energy Co. (a)	422,681
	Oil, Gas & Consumable Fuels - 3.86%
19,007	Mariner Energy, Inc. (a)	513,379
17,093	Rosetta Resources, Inc. (a)	336,219
		849,598
	Paper & Forest Products - 1.00%
9,557	Schweitzer-Mauduit International, Inc.	221,149
	Personal Products - 3.77%
11,559	Alberto-Culver Co.	316,832
13,645	Elizabeth Arden, Inc. (a)	272,218
8,071	NBTY, Inc. (a)	241,726
		830,776
	Pharmaceutical Preparations - 0.48%
11,750	ViroPharma, Inc. (a)	105,045
	Real Estate Investment Trusts - 8.25%
14,548	Acadia Realty Trust	351,334
2,363	Alexandria Real Estate Equities, Inc.	219,097
7,959	American Campus Communities, Inc.	217,758
11,724	Digital Realty Trust, Inc.	416,202
4,399	Equity Lifestyle Properties, Inc.	217,179
8,061	Gramercy Capital Corp.	168,717
6,751	Nationwide Health Properties, Inc.	227,846
		1,818,133
	Semiconductor & Semiconductor Equipment - 1.94%
13,064	Fairchild Semiconductor International, Inc. - Class A (a)	155,723
11,899	Microsemi Corp. (a)	271,297
		427,020
	Software - 2.77%
15,629	Compuware Corp. (a)	114,717
17,640	Corel Corp. (a)(b)	192,276
16,658	JDA Software Group, Inc. (a)	304,008
		611,001
	Textiles, Apparel & Luxury Goods - 4.38%
8,767	K-Swiss, Inc. - Class A	138,694
7,790	Liz Claiborne, Inc.	141,388
13,414	Perry Ellis International, Inc. (a)	292,828
8,067	Timberland Co. - Class A (a)	110,760
9,695	Wolverine World Wide, Inc.	281,252
		964,922
	Thrifts & Mortgage Finance - 1.69%
15,707	Flagstar Bancorp, Inc.	113,404
7,890	Provident Financial Holdings, Inc.	126,556
2,661	WSFS Financial Corp.	131,134
		371,094
	Wireless Telecommunication Services - 0.62%
8,151	Syniverse Holdings, Inc. (a)	135,796

	TOTAL COMMON STOCKS (Cost $23,424,109)	21,119,528

Shares	SHORT-TERM INVESTMENTS - 3.28%	Value
721,527	AIM STIT-STIC Prime Portfolio	721,527
	TOTAL SHORT-TERM INVESTMENTS (Cost $721,527)	721,527

	TOTAL INVESTMENTS IN SECURITIES (Cost $24,145,636) - 99.16%	21,841,055
	Other Assets in Excess of Liabilities - 0.84%	185,896
	NET ASSETS - 100.00%	$22,026,951

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$24,323,740

Gross unrealized appreciation	$1,064,932
Gross unrealized depreciation	(3,547,617)
Net unrealized appreciation	$(2,482,685)

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$21,841,055	$21,841,055	$—	$—
Total	$21,841,055	$21,841,055	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   5/22/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   5/19/2008

* Print the name and title of each signing officer under his or her signature.